Consolidated Statements of Cash Flows (Parenthetical) - Long term debt (including current portion) [member] - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Statement [LineItems]
Opening Balance	[1]	$ 0	$ 16,748
Cash flows, net of repayments and debt issuance cost paid	[1]	171,781	(16,800)
Non-cash changes Amortization of debt issuance cost	[1]	195	52
Translation	[1]	1,430
Closing balance	[1]	$ 173,406	$ 0

[1]	For reconciliation of lease liabilities refer Note 12.